JPMorgan Securities Lending Money Market Fund Expense Example - JPMorgan Securities Lending Money Market Fund - Agency SL	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	37
Expense Example, with Redemption, 5 Years	71
Expense Example, with Redemption, 10 Years	$ 171